SHARE-BASED PAYMENTS - Narrative (Details)						6 Months Ended
	Jun. 17, 2025 shares	May 20, 2025 shares member	May 14, 2025 shares	Apr. 28, 2025 shares	Apr. 02, 2025 shares	Jun. 30, 2025
Deferred share plan
Annual risk-free rates of return and discount rates (%)
Number of share options granted in share-based payment arrangement (in shares)				118,850
Former Member of the Group Executive Committee | Long-term incentive plan
Annual risk-free rates of return and discount rates (%)
Vesting period	3 years
Number of share options forfeited in share-based payment arrangement (in shares)	2,055,292
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan
Annual risk-free rates of return and discount rates (%)
Number of share options granted in share-based payment arrangement (in shares)					250,000
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan | Tranche one
Annual risk-free rates of return and discount rates (%)
Vesting percentage						50.00%
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan | Tranche two
Annual risk-free rates of return and discount rates (%)
Vesting percentage						50.00%
Certain Key Management Personnel | Deferred share plan
Annual risk-free rates of return and discount rates (%)
Number of share options exercised in share-based payment arrangement (in shares)				725,125
Vesting period				2 years
Employee short term incentive, share awards (in percentage)				50.00%
Forecast | Former Member of the Group Executive Committee | Umbrella Incentive Plan | Tranche one
Annual risk-free rates of return and discount rates (%)
Vesting percentage						40.00%
Forecast | Former Member of the Group Executive Committee | Umbrella Incentive Plan | Tranche two
Annual risk-free rates of return and discount rates (%)
Vesting percentage						40.00%
Forecast | Former Member of the Group Executive Committee | Umbrella Incentive Plan | Tranche three
Annual risk-free rates of return and discount rates (%)
Vesting percentage						20.00%
Equity-settled | Two Rotational General Executive Committee Members and One OpCo Executive | Umbrella Incentive Plan
Annual risk-free rates of return and discount rates (%)
Number of share options granted in share-based payment arrangement (in shares)		755,825
Equity-settled | Rotational General Executive Committee Members | Umbrella Incentive Plan
Annual risk-free rates of return and discount rates (%)
Number of share options granted in share-based payment arrangement (in shares)		755,825
Number of key management personnel granted share options in share-based payment arrangement | member		2
Vesting period			3 years
Equity-settled | OpCo Executive | Umbrella Incentive Plan
Annual risk-free rates of return and discount rates (%)
Number of key management personnel granted share options in share-based payment arrangement | member		1
Equity-settled | Former Member of the Group Executive Committee | Umbrella Incentive Plan
Annual risk-free rates of return and discount rates (%)
Number of share options granted in share-based payment arrangement (in shares)	685,000
Equity-settled | Eligible Employees Excluding Key Management Personnel | Long-term incentive plan
Annual risk-free rates of return and discount rates (%)
Number of share options exercised in share-based payment arrangement (in shares)				336,600
Percentage of annual performance bonus payout in shares				0.25
Vesting period						2 years
Equity-settled | General Executive Committee Members (Excluding General Counsel), Leadership team and Certain OpCo Executives | Umbrella Incentive Plan
Annual risk-free rates of return and discount rates (%)
Number of share options granted in share-based payment arrangement (in shares)			12,604,100
Cash-settled | Two Rotational General Executive Committee Members and One OpCo Executive | Umbrella Incentive Plan
Annual risk-free rates of return and discount rates (%)
Number of share options granted in share-based payment arrangement (in shares)		191,300
Cash-settled | Eligible Employees Excluding Key Management Personnel | Long-term incentive plan
Annual risk-free rates of return and discount rates (%)
Number of share options exercised in share-based payment arrangement (in shares)				72,350
Percentage of annual performance bonus payout in cash				0.75
Cash-settled | General Executive Committee Members (Excluding General Counsel), Leadership team and Certain OpCo Executives | Umbrella Incentive Plan
Annual risk-free rates of return and discount rates (%)
Number of share options granted in share-based payment arrangement (in shares)			245,950